Pension and other post-employment benefits - Summary of pension and other staff-related benefit costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 28	€ 34	€ 34
Past service cost	1
Interest cost	(21)	(6)	(4)
Effect of curtailment or settlement			(2)
Defined benefit plans	8	27	28
Defined contribution plans	391	364	369
Pension and other post employment benefits	399	392	397
Other staff related benefits	19	(2)	11
Pension and other staff-related benefits	418	390	408
Net defined benefit asset/liability
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	27	33	33
Past service cost	1
Interest cost	(23)	(8)	(6)
Defined benefit plans	5	26	27
Other post-employment benefits, net
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Past service cost		(1)
Interest cost	2	1	2
Effect of curtailment or settlement			(2)
Defined benefit plans	€ 3	€ 2	€ 1